Customer Accounts Interest Expense on Customer Accounts (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Checking accounts	$ 857	$ 1,908	$ 2,299
Passbook and statement accounts	574	682	1,100
Insured money market accounts	4,609	7,148	12,121
Certificate accounts	81,506	106,878	131,567
Interest expense on customer accounts	87,546	116,616	147,087
Less early withdrawal penalties	(607)	(781)	(727)
Interest Expense, Customer Deposits	$ 86,939	$ 115,835	$ 146,360
Weighted average interest rate at end of year	0.90%	1.14%	1.51%
Weighted daily average interest rate during the year	0.99%	1.32%	1.69%